Consolidated Statements of Changes in Equity $ in Thousands, $ in Thousands	TWD ($)	USD ($)	Capital stock [member] TWD ($)	Capital surplus [member] TWD ($)	Legal reserve [member] TWD ($)	Special reserve [member] TWD ($)	Unappropriated retained earnings [member] TWD ($)	Financial statements translation differences of foreign operations [member] TWD ($)	Unearned employee awards [member] TWD ($)	Treasury stock [member] TWD ($)	unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income [member] TWD ($)
Beginning Balance at Dec. 31, 2018	$ 18,021,173		$ 7,528,577	$ 6,263,553	$ 1,469,170		$ 3,602,663	$ 14,516	$ (1,701)	$ (962,503)	$ 106,898
Profit for the year	2,508,574						2,508,574
Other comprehensive income (loss)	(127,266)						17,372	(104,198)			(40,440)
Total comprehensive income (loss) for the year (Note 24)	2,381,308						2,525,946	(104,198)			(40,440)
Appropriation of prior year's earnings:
Legal reserve (Note 23)					110,308		(110,308)
Cash dividends (Note 23)	(872,718)						(872,718)
Restricted shares (Note 20)	822		(477)	(412)			10		$ 1,701
Cancellation of treasury stock (Note 21)			(255,699)	(212,354)			(494,450)			$ 962,503
Disposal of investment accounted for using equity method (Note 24)							72				(72)
Ending Balance at Dec. 31, 2019	19,530,585		7,272,401	6,050,787	1,579,478		4,651,215	(89,682)			66,386
Profit for the year	2,378,978						2,378,978
Other comprehensive income (loss)	115,308						(41,374)	28,352			128,330
Total comprehensive income (loss) for the year (Note 24)	2,494,286						2,337,604	28,352			128,330
Appropriation of prior year's earnings:
Legal reserve (Note 23)					258,416		(258,416)
Special reserve (Note 23)						$ 19,802	(19,802)
Cash dividends (Note 23)	(1,309,032)						(1,309,032)
Ending Balance at Dec. 31, 2020	20,715,839		7,272,401	6,050,787	1,837,894	19,802	5,401,569	(61,330)			194,716
Profit for the year	4,937,267	$ 177,984					4,937,267
Other comprehensive income (loss)	84,203	3,035					(4,251)	(24,695)			113,149
Total comprehensive income (loss) for the year (Note 24)	5,021,470	181,019					4,933,016	(24,695)			113,149
Appropriation of prior year's earnings:
Legal reserve (Note 23)					232,611		(232,611)
Special reserve (Note 23)						$ (19,802)	19,802
Cash dividends (Note 23)	(1,599,928)						(1,599,928)
Changes in associates accounted for using equity method (Note 22)	4,834			4,834
Ending Balance at Dec. 31, 2021	$ 24,142,215	$ 870,303	$ 7,272,401	$ 6,055,621	$ 2,070,505		$ 8,521,848	$ (86,025)			$ 307,865